Property and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Nov. 30, 2013		Nov. 30, 2012
Disclosure Property And Equipment [Abstract]
Ships, including ship improvements	$ 42,367		$ 40,774
Ships under construction	535		380
Ships And Ships Under Construction Gross, Total	42,902		41,154
Land, buildings and improvements, including leasehold improvements and port facilities	971		901
Computer hardware and software, transportation equipment and other	1,251		1,146
Total property and equipment	45,124		43,201
Less accumulated depreciation and amortization	(12,219)		(11,064)
Property and Equipment, Net	$ 32,905	[1]	$ 32,137	[1]

[1]	At November 30, 2013 and 2012, the net carrying values of ships and ships under construction for our North America, EAA, Cruise Support and Tour and Other segments were $18.3 billion, $13.2 billion, $0.3 billion and $0.1 billion and $18.0 billion, $12.8 billion, $0.2 billion and $0.1 billion, respectively.